RIGHT-OF-USE ASSETS - Roll forward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RIGHT-OF-USE ASSETS
Balance at beginning of year	$ 85.5
Depreciation	34.4	$ 32.5	$ 32.5
Balance at end of year	111.3	85.5
Cost
RIGHT-OF-USE ASSETS
Balance at beginning of year	271.6	249.0
Additions financed with lease obligations	67.5	27.5
Retirement and other	(19.8)	(4.9)
Balance at end of year	319.3	271.6	249.0
Accumulated depreciation
RIGHT-OF-USE ASSETS
Balance at beginning of year	(186.1)	(158.4)
Depreciation	34.4	32.5
Retirement and other	12.5	4.8
Balance at end of year	$ (208.0)	$ (186.1)	$ (158.4)